Post balance sheet events (Details) - Five Minutes Studio, Inc. - Major business combination $ in Millions	Mar. 04, 2021 USD ($) employee city
Disclosure of non-adjusting events after reporting period [line items]
Number of employees | employee	157
Number of cities | city	4
Total consideration	$ 35.0
Cash transferred	22.1
Cash transferred, held in escrow	$ 4.0
Cash transferred, amount held in escrow, escrow period	24 months
Cash consideration, amount held in escrow for earnout considerations	$ 2.5
Equity interests of acquirer	$ 6.4